Fees Summary	Jun. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,626,000
Previously Paid Amount	0
Total Fee Amount	1,167.54
Total Offset Amount	$ 0
Narrative Disclosure	The maximum amount of that offering is $7,626,000.
Net Fee	$ 1,167.54
Narrative - Max Aggregate Offering Price	$ 7,626,000
Final Prospectus	true